UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
     This Amendment (check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Hill Strategic Partners, L.P.
Address:  201 Main Street, Suite 2300
          Fort Worth, Texas  76102

Form 13F File Number:  28-6080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Vice President of General Partner of General Partner
Phone:    817/390-8465

Signature, Place, and Date of Signing:

     /s/ W. R. Cotham              Fort Worth, Texas   November 13, 2000

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $2,121,975 (thousands)


List of Other Included Managers:
NONE

                           FORM 13F INFORMATION TABLE
                 TITLE               VALUE    SHARES/  SH/  PUT/   INVSTMNT   OTHR       VOTING AUTHORITY
                   OF
NAME OF ISSUER   CLASS    CUSIP     (X$1000)  PRN AMT  PRN  CLL    DISCRETN   MGRS     SOLE    SHRD    NONE
HILLENBRAND
INDUSTRIES,       COM   431573104      33026   738000   SH           Sole              738000
 INC.             COM   055622104      78175  1475000   SH           Sole             1475000
BP AMOCO PLC
EMC CORPORATION   COM   268648102     794000  8000000   SH           Sole             8000000
BOSTON
SCIENTIFIC,       COM   101137107      18081  1100000   SH           Sole             1100000
 CORPORATION
NIKE,INC.        CLASS
                 A COM  654106202      78122  1950000   SH           Sole             1950000
PACCAR            COM   693718108      40400  1090062   SH           Sole             1090062
HOME DEPOT        COM   437076102      47644   900000   SH           Sole              900000
CHRIS      CRAFT  COM   170520100      15700   190586   SH           Sole              190586
INDUSTRIES
SERVICE
CORPORATION       COM   817565104       2243   920000   SH           Sole              920000
 INTERNATIONAL
GAP, INC.         COM   364760108      67034  3341250   SH           Sole             3341250
DELL COMPUTERS    COM   247025109     295800  9600000   SH           Sole             9600000
VALSPAR, INC.     COM   920355104      16783   730000   SH           Sole              730000
CINTAS            COM   172908105      39206   900000   SH           Sole              900000
CORPORATION
INTEL             COM   458140100     199500  2400000   SH           Sole             2400000
CORPORATION
TELLABS, INC.     COM   879664100      95500  2000000   SH           Sole             2000000
WELLS  FARGO   &  COM   949740104       9417   205000   SH           Sole              205000
CO.
TIME WARNER,INC.  COM   887315992     144210  1841053   SH           Sole             1841053
Q            WEST
COMMUNICATIONS    COM   749121109      97639  2028860   SH           Sole             2028860
INTL, INC.
BURLINGTON
NORTHERN          COM   12189T104       6611   306600   SH           Sole              306600
 SANTA FE
A T&T CORP.       COM   001957109      22073   761155   SH           Sole              761155

